Income Taxes - Schedule of Deferred Tax Assets And Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carryforwards	$ 57,647	$ 48,179
R&D credits	16,385	14,317
Capitalized R&D	8,980	0
Lease liabilities	3,110	3,662
Share-based compensation	1,219	3,223
Deferred revenues	454	1,575
Intangible assets	337	0
Other	945	1,047
Total deferred tax assets	89,077	72,003
Deferred tax liabilities:
IPR&D	(5,436)	(5,841)
Right-of-use assets	(2,847)	(3,553)
Intangible assets	0	(2,445)
Total deferred tax liabilities	(8,283)	(11,839)
Net deferred tax assets	80,794	60,164
Less: valuation allowance	(81,674)	(61,044)
Deferred Tax Assets And Liabilities	$ (880)	$ (880)